Rights of use of assets (Details) $ in Millions, $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Non-current	$ 6,796		$ 6,981
Right-of-use assets	6,796			$ 6,981
Total	6,796		6,981
Machinery And Equipment [member]
Statement [Line Items]
Right-of-use assets	77		102
Others [Member]
Statement [Line Items]
Right-of-use assets	1,303		1,379
Farmland [Member]
Statement [Line Items]
Right-of-use assets	$ 5,399		5,482
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Right-of-use assets		$ 17	$ 18